Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	14.00%		13.00%	10.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	10.00%		23.00%	21.00%
Customer B [Member] | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	10.00%	12.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)			13.00%
Customer C [Member] | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	28.00%	10.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)			23.00%
Customer D [Member] | Revenue
Concentration Risk [Line Items]
Concentration risk, percentage (less than 10%)	10.00%	18.00%